Segment Information - Schedule of Total Assets by Segments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Segment assets
Total segment assets	$ 258,965	$ 253,196
Auto eInsurance service [Member]
Segment assets
Total segment assets	58,917	62,550
Technology service [Member]
Segment assets
Total segment assets	37,255	35,906
Auto service [Member]
Segment assets
Total segment assets	160,401	151,165
Others [Member]
Segment assets
Total segment assets	$ 2,392	$ 3,575